REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Information [Line Items]
Revenues	$ 4,508,613	$ 3,217,640	$ 11,164,571	$ 9,763,440	$ 13,123,929	$ 19,828,155	$ 19,151,455
Gasoline and Distillates [Member]
Product Information [Line Items]
Revenues					11,553,716	17,050,096	16,973,239
Chemicals [Member]
Product Information [Line Items]
Revenues					452,304	739,096	746,396
Asphalt and blackoils [Member]
Product Information [Line Items]
Revenues					536,496	706,494	690,305
Lubricants [Member]
Product Information [Line Items]
Revenues					266,371	410,466	468,315
Other [Member]
Product Information [Line Items]
Revenues					$ 315,042	$ 922,003	$ 273,200